Investements in affiliate (Tables)	6 Months Ended
Jun. 30, 2015
Investments in affiliate [Abstract]:
Schedule of Investments In Affiliate - Jointly owned companies additional information
		Participation %	Date Established
Entity	Vessel/Hull	June 30, 2015	/Acquired
Steadman Maritime Co.	Ensenada Express	49%	July 1, 2013
Marchant Maritime Co.	X-Press Padma	49%	July 8, 2013
Horton Maritime Co.	Petalidi	49%	June 26, 2013
Smales Maritime Co.	Elafonisos	49%	June 6, 2013
Kemp Maritime Co.	Hull NCP0113	49%	June 6, 2013
Hyde Maritime Co.	Hull NCP0114	49%	June 6, 2013
Skerrett Maritime Co.	Hull NCP0152	49%	December 23, 2013
Ainsley Maritime Co.	Hull NCP0115	25%	June 25, 2013
Ambrose Maritime Co.	Hull NCP0116	25%	June 25, 2013
Benedict Maritime Co.	Hull HN2121	40%	October 16, 2013
Bertrand Maritime Co.	Hull HN2122	40%	October 16, 2013
Beardmore Maritime Co.	Hull HN2123	40%	December 23, 2013
Schofield Maritime Co.	Hull HN2124	40%	December 23, 2013
Fairbank Maritime Co.	Hull HN2125	40%	December 23, 2013
Connell Maritime Co.	n/a	40%	December 18, 2013

Schedule of Investments In Affiliate - Summarized financial information of the affiliates
	December 31, 2014	June 30, 2015
Non-current assets	177,220	238,541
Current assets	13,267	10,465
	190,487	249,006

Current liabilities	6,283	5,202

	Six-month period ended June 30,
	2014	2015
Voyage revenue	5,894	7,252
Net loss	(3,272)	(454)